BACKGROUND, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUTNING POLICIES - Revenue Recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues recognized under the percentage-of-completion method	$ 490.7	$ 573.1	$ 612.8
Costs incurred on uncompleted contracts	1,392.8	1,424.9
Estimated earnings to date	324.2	324.1
Cost incurred and estimated earnings to date on uncompleted contracts	1,717.0	1,749.0
Less: Billings to date	(1,682.5)	(1,691.8)
Net costs and estimated earnings in excess of billings	34.5	57.2
Costs and estimated earnings in excess of billings	87.4	139.5
Billings in excess of costs and estimated earnings on uncompleted contracts	(52.9)	(82.3)
Net costs and estimated earnings in excess of billings	$ 34.5	$ 57.2